Note 4 - Property and Equipment (Details Textual) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Dragon Mine [Member]
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	$ 500,000
Contract Mining Operations [Member]
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		$ 445,180